DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

August 31, 2023 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 98.2%
Argentina - 1.8%
Argentine Republic Government International Bond
1.00%, 7/9/29	$20,000	$6,515
0.75% - 1.75%, 7/9/30(a)	65,000	21,994
3.625% - 5.00%, 7/9/35(a)	115,000	34,176
4.25% - 5.00%, 1/9/38(a)	78,000	27,423
3.50% - 4.875%, 7/9/41(a)	71,000	21,934
3.625% - 5.00%, 7/9/46(a)	16,000	4,812

(Cost $193,468)		116,854

Bahrain - 2.5%
Bahrain Government International Bond, REGS, 6.00%, 9/19/44
(Cost $198,122)	200,000	161,590

Barbados - 0.2%
Barbados Government International Bond, REGS, 6.50%, 10/1/29
(Cost $11,389)	12,000	11,248

Bolivia - 0.3%
Bolivian Government International Bond, REGS, 4.50%, 3/20/28
(Cost $24,689)	28,000	17,670

Brazil - 4.0%
Brazilian Government International Bond
2.875%, 6/6/25	30,000	28,644
4.625%, 1/13/28	38,000	36,915
4.50%, 5/30/29	38,000	36,024
3.875%, 6/12/30	38,000	33,739
3.75%, 9/12/31	23,000	19,831
8.25%, 1/20/34	28,000	31,626
7.125%, 1/20/37	19,000	19,936
5.625%, 1/7/41	19,000	16,693
5.00%, 1/27/45	27,000	21,081
5.625%, 2/21/47	19,000	15,933
4.75%, 1/14/50	7,000	5,159

(Cost $298,026)		265,581

Chile - 2.7%
Chile Government International Bond
3.125%, 1/21/26	10,000	9,573
2.55%, 7/27/33	38,000	30,594
3.10%, 5/7/41	38,000	27,799
4.34%, 3/7/42	57,000	49,197
3.86%, 6/21/47	57,000	45,081
3.10%, 1/22/61	30,000	19,022

(Cost $225,581)		181,266

China - 2.9%
China Government International Bond, REGS, 3.50%, 10/19/28
(Cost $224,023)	200,000	193,072

Colombia - 3.7%
Colombia Government International Bond
8.125%, 5/21/24	25,000	25,519
3.875%, 4/25/27	30,000	27,708
3.00%, 1/30/30	30,000	23,900
3.25%, 4/22/32	44,000	33,158
7.375%, 9/18/37	15,000	14,586
6.125%, 1/18/41	30,000	24,904
5.625%, 2/26/44	30,000	22,900
5.00%, 6/15/45	38,000	26,887
5.20%, 5/15/49	34,000	24,055
4.125%, 5/15/51	20,000	12,110
3.875%, 2/15/61	16,000	9,052

(Cost $281,112)		244,779

Costa Rica - 1.4%
Costa Rica Government International Bond
REGS, 6.125%, 2/19/31	34,000	33,985
REGS, 7.158%, 3/12/45	55,000	55,361

(Cost $75,972)		89,346

Dominican Republic - 3.5%
Dominican Republic International Bond
REGS, 6.875%, 1/29/26	35,000	35,246
REGS, 6.00%, 7/19/28	40,000	38,732
REGS, 4.50%, 1/30/30	50,000	43,666
REGS, 5.30%, 1/21/41	57,000	44,788
REGS, 7.45%, 4/30/44	57,000	54,999
REGS, 5.875%, 1/30/60	16,000	12,332

(Cost $254,832)		229,763

Ecuador - 1.1%
Ecuador Government International Bond
144A, 6.00% - 6.90%, 7/31/30(a)	20,000	9,832
144A, 3.50% - 6.90%, 7/31/35(a)	56,000	20,745
REGS, 3.50% - 6.90%, 7/31/35(a)	45,000	16,668
144A, 2.50% - 6.90%, 7/31/40(a)	44,000	14,596
REGS, 2.50% - 6.90%, 7/31/40(a)	28,000	9,288

(Cost $119,753)		71,129

Egypt - 2.0%
Egypt Government International Bond, REGS, 7.600%, 3/1/29
(Cost $200,698)	200,000	129,307

El Salvador - 0.9%
El Salvador Government International Bond
REGS, 6.375%, 1/18/27	19,000	14,925
REGS, 8.625%, 2/28/29	25,000	19,359
REGS, 7.65%, 6/15/35	27,000	19,281
REGS, 7.125%, 1/20/50	5,000	3,355

(Cost $65,366)		56,920

Gabon - 2.6%
Gabon Government International Bond, REGS, 6.95%, 6/16/25
(Cost $181,713)	200,000	168,271

Ghana - 0.7%
Ghana Government International Bond, REGS, 6.375%, 2/11/27
(Cost $39,323)	100,000	43,776

Guatemala - 1.1%
Guatemala Government Bond, REGS, 4.90%, 6/1/30
(Cost $77,688)	75,000	70,351

Honduras - 0.1%
Honduras Government International Bond
REGS, 6.25%, 1/19/27	5,000	4,751
REGS, 5.625%, 6/24/30	5,000	4,307

(Cost $8,656)		9,058

Hungary - 4.1%
Hungary Government International Bond
5.375%, 3/25/24	76,000	75,770
7.625%, 3/29/41	174,000	192,731

(Cost $282,509)		268,501

Indonesia - 3.2%
Indonesia Government International Bond
REGS, 4.75%, 1/8/26	60,000	59,593
REGS, 7.75%, 1/17/38	100,000	122,966
3.05%, 3/12/51	25,000	17,849
4.45%, 4/15/70	15,000	12,290

(Cost $242,113)		212,698

Ivory Coast (Cote D’Ivoire) - 0.8%
Ivory Coast Government International Bond, REGS, 5.75%, 12/31/32
(Cost $56,186)	56,695	51,551

Jamaica - 1.4%
Jamaica Government International Bond
6.75%, 4/28/28	45,000	46,625
7.875%, 7/28/45	40,000	45,612

(Cost $94,296)		92,237

Jordan - 3.0%
Jordan Government International Bond, REGS, 5.75%, 1/31/27
(Cost $204,050)	200,000	195,272

Kuwait - 2.9%
Kuwait International Government Bond, REGS, 3.50%, 3/20/27
(Cost $210,798)	200,000	191,677

Malaysia - 0.2%
Malaysia Wakala Sukuk Bhd, REGS, 3.075%, 4/28/51
(Cost $12,901)	17,000	12,411

Mexico - 3.3%
Mexico Government International Bond
3.25%, 4/16/30	21,000	18,644
MTN, 8.30%, 8/15/31	30,000	35,530
Series A, MTN, 7.50%, 4/8/33	19,000	21,477
Series A, MTN, 6.75%, 9/27/34	15,000	16,126
6.05%, 1/11/40	30,000	30,022
MTN, 4.75%, 3/8/44	34,000	28,616
5.55%, 1/21/45	15,000	13,997
4.60%, 1/23/46	25,000	20,233
4.60%, 2/10/48	30,000	24,124
3.771%, 5/24/61	16,000	10,543

(Cost $266,673)		219,312

Mongolia - 1.3%
Mongolia Government International Bond
REGS, 5.125%, 4/7/26	19,000	17,674
REGS, 8.65%, 1/19/28	70,000	70,096

(Cost $90,067)		87,770

Oman - 3.0%
Oman Government International Bond, REGS, 5.625%, 1/17/28
(Cost $176,621)	200,000	198,172

Panama - 4.0%
Panama Government International Bond
7.125%, 1/29/26	13,000	13,475
3.875%, 3/17/28	57,000	53,752
9.375%, 4/1/29	10,000	11,861
3.16%, 1/23/30	19,000	16,589
6.40%, 2/14/35	23,000	23,657
6.70%, 1/26/36	38,000	40,016
4.50%, 4/16/50	8,000	6,003
4.30%, 4/29/53	19,000	13,732
4.50%, 4/1/56	47,000	34,162
3.87%, 7/23/60	55,000	35,381
4.50%, 1/19/63	19,000	13,644

(Cost $343,401)		262,272

Papua New Guinea - 0.1%
Papua New Guinea Government International Bond, REGS, 8.375%, 10/4/28
(Cost $10,178)	11,000	10,257

Paraguay - 0.7%
Paraguay Government International Bond
REGS, 5.60%, 3/13/48	20,000	17,235
REGS, 5.40%, 3/30/50	37,000	31,032

(Cost $50,214)		48,267

Peru - 3.2%
Peruvian Government International Bond
4.125%, 8/25/27	10,000	9,686
2.783%, 1/23/31	41,000	34,812
8.75%, 11/21/33	38,000	47,502
3.00%, 1/15/34	38,000	30,978
6.55%, 3/14/37	25,000	27,295
3.30%, 3/11/41	28,000	20,890
5.625%, 11/18/50	25,000	24,968
2.78%, 12/1/60	20,000	11,778

(Cost $267,120)		207,909

Philippines - 3.3%
Philippine Government International Bond
9.50%, 2/2/30	61,000	75,463
1.648%, 6/10/31	30,000	23,683
3.95%, 1/20/40	19,000	16,089
3.70%, 3/1/41	38,000	30,623
3.70%, 2/2/42	57,000	45,659
4.20%, 3/29/47	28,000	23,548

(Cost $262,964)		215,065

Poland - 2.7%
Republic of Poland Government International Bond
3.25%, 4/6/26	30,000	28,725
5.75%, 11/16/32	67,000	69,857
4.875%, 10/4/33	27,000	26,268
5.50%, 4/4/53	55,000	53,647

(Cost $185,674)		178,497

Qatar - 4.2%
Qatar Government International Bond
144A, 9.75%, 6/15/30	160,000	206,398
144A, 6.40%, 1/20/40	60,000	68,277

(Cost $300,970)		274,675

Romania - 3.8%
Romanian Government International Bond
REGS, 4.875%, 1/22/24	44,000	43,958
REGS, 3.00%, 2/14/31	20,000	16,569
REGS, 3.625%, 3/27/32	20,000	16,824
REGS, 7.125%, 1/17/33	36,000	37,885
REGS, 6.00%, 5/25/34	20,000	19,549
144A, 6.125%, 1/22/44	60,000	56,771
REGS, 6.125%, 1/22/44	20,000	18,923
REGS, 5.125%, 6/15/48	20,000	16,674
REGS, 4.00%, 2/14/51	34,000	23,352

(Cost $293,446)		250,505

Saudi Arabia - 5.4%
Saudi Government International Bond
REGS, 2.25%, 2/2/33	200,000	158,920
REGS, 4.875%, 7/18/33	200,000	197,240

(Cost $395,853)		356,160

South Africa - 3.7%
Republic of South Africa Government International Bond
5.875%, 9/16/25	50,000	49,583
4.85%, 9/27/27	65,000	60,903
4.30%, 10/12/28	35,000	30,964
5.65%, 9/27/47	45,000	32,073
6.30%, 6/22/48	35,000	26,810
5.75%, 9/30/49	60,000	42,610

(Cost $265,631)		242,943

Sri Lanka - 0.8%
Sri Lanka Government International Bond
REGS, 6.85%, 3/14/24(b)	15,000	6,995
REGS, 7.55%, 3/28/30(b)	100,000	45,336

(Cost $89,006)		52,331

Trinidad and Tobago - 0.4%
Trinidad & Tobago Government International Bond, REGS, 4.50%, 8/4/26
(Cost $28,687)	28,000	27,093

Turkey - 4.0%
Turkey Government International Bond
7.375%, 2/5/25	30,000	30,214
4.75%, 1/26/26	26,000	24,466
4.25%, 4/14/26	42,000	38,826
4.875%, 10/9/26	38,000	35,168
9.875%, 1/15/28	10,000	10,607
5.125%, 2/17/28	10,000	9,027
6.125%, 10/24/28	38,000	35,123
5.25%, 3/13/30	10,000	8,503
6.875%, 3/17/36	20,000	17,608
6.00%, 1/14/41	10,000	7,732
4.875%, 4/16/43	20,000	13,326
6.625%, 2/17/45	24,000	19,308
5.75%, 5/11/47	23,000	16,394

(Cost $266,830)		266,302

Ukraine - 0.9%
Ukraine Government International Bond
REGS, 7.75%, 9/1/29*	150,000	43,350
144A, 9.75%, 11/1/30*	60,000	17,790

(Cost $162,141)		61,140

United Arab Emirates - 2.6%
Abu Dhabi Government International Bond, REGS, 4.125%, 10/11/47
(Cost $244,405)	200,000	169,025

Uruguay - 3.7%
Uruguay Government International Bond
4.375%, 10/27/27	20,000	19,974
4.375%, 1/23/31	46,000	45,355
7.875%, 1/15/33 PIK	27,000	32,682
7.625%, 3/21/36	20,000	24,264
4.125%, 11/20/45	17,000	15,075
5.10%, 6/18/50	63,000	60,945
4.975%, 4/20/55	50,000	47,361

(Cost $303,507)		245,656

TOTAL SOVEREIGN BONDS (Cost $7,586,652)		6,457,679

	Number of Shares
CASH EQUIVALENTS - 0.9%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
(Cost $56,218)	56,218	56,218

TOTAL INVESTMENTS - 99.1%
(Cost $7,642,870)		$6,513,897
Other assets and liabilities, net - 0.9%		62,389

NET ASSETS - 100.0%		$6,576,286

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
29,514	278,255	(251,551)	—	—	827	—	56,218	56,218

*	Non-income producing security.
(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(a)	$—	$6,457,679	$—	$6,457,679
Short-Term Investments(a)	56,218	—	—	56,218

TOTAL	$56,218	$6,457,679	$—	$6,513,897

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESEB-PH1

R-089711-1 (5/24) DBX005195 (5/24)